Related Party Transactions - Additional Information (Details) - KNOT $ in Millions	1 Months Ended
Apr. 30, 2013 USD ($)
Related Party Transaction
Period of indemnification for certain environmental and toxic tort liabilities	3 years
Deductible for claims related to indemnified environmental and toxic tort liabilities	$ 0.5
Aggregate cap on indemnification for certain environmental and toxic tort liabilities	$ 5.0
Bodil Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate	5 years
Windsor Knutsen
Related Party Transaction
Period of related party guarantee of payment of hire rate	5 years